Citi

Prudential Center-800 Boylston Street, 24th fl,

Boston, MA 02199

September 20, 2016

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The Boston Trust & Walden Funds (the “Registrant”);

File Nos. 33-44964 and 811-06526

Ladies and Gentlemen:

On behalf of the above referenced Registrant, please find enclosed herewith for filing the interactive data file included as an exhibit to this filing relating to the prospectus supplement for the Registrant that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 16, 2016 (Accession No. 0001104659-16-145202), which is incorporated herein by reference.

If you have any questions concerning this filing, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,

/s/ Curtis Barnes

Curtis Barnes
Secretary to the Registrant